Loans and Borrowings (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Loans and Borrowings [Line Items]
Interest expenses	$ 48,483	$ 38,119	$ 80,176
Minimum [Member]
Loans and Borrowings [Line Items]
Effective interest rate	4.88%	4.88%
Minimum [Member] | Loans and Borrowings [Member]
Loans and Borrowings [Line Items]
Effective interest rate	4.88%	4.88%	2.75%
Maximum [Member]
Loans and Borrowings [Line Items]
Effective interest rate	8.80%	8.80%
Maximum [Member] | Loans and Borrowings [Member]
Loans and Borrowings [Line Items]
Effective interest rate	8.80%	8.80%	8.80%